Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

	March 31, 2023	December 31, 2022
Brands	$166,677	$165,283
Software development costs	813,999	787,492
Customer relationships	1,512,106	1,505,839
Computer software	41,637	38,857
Gross carrying value	2,534,419	2,497,471

Brands	87,986	83,317
Software development costs	499,490	472,791
Customer relationships	655,988	624,756
Computer software	27,520	25,149
Accumulated amortization	1,270,984	1,206,013
Intangible assets, net	$1,263,435	$1,291,458